Cover	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-13810
Entity Registrant Name	SOCKET MOBILE, INC.
Entity Central Index Key	0000944075
Entity Tax Identification Number	94-3155066
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40675 Encyclopedia Circle
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	933-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 Par Value per Share
Trading Symbol	SCKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false